DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

August 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.6%
Basic Materials - 5.9%
Chemicals - 3.0%
Ashland LLC, 6.875%, 5/15/43	$10,000	$10,375
ASP Unifrax Holdings, Inc., 144A, 5.25%, 9/30/28	30,000	24,675
Avient Corp., 144A, 5.75%, 5/15/25	50,000	49,438
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	10,000	8,437
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A, 4.75%, 6/15/27(a)	10,000	9,287
Cerdia Finanz GmbH, 144A, 10.50%, 2/15/27	17,000	14,830
Chemours Co., 144A, 5.75%, 11/15/28	25,000	22,531
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	21,000	17,517
Cornerstone Chemical Co., 144A, 6.75%, 8/15/24	10,000	8,662
CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 6.125%, 6/15/28	12,000	11,163
Diamond BC BV, 144A, 4.625%, 10/1/29	10,000	8,487
Element Solutions, Inc., 144A, 3.875%, 9/1/28	21,000	18,349
EverArc Escrow SARL, 144A, 5.00%, 10/30/29	10,000	8,616
HB Fuller Co.,4.25%, 10/15/28	21,000	18,611
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 144A, 9.00%, 7/1/28	12,000	10,380
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	15,000	13,120
Ingevity Corp., 144A, 3.875%, 11/1/28	10,000	8,750
Iris Holding, Inc., 144A, 10.00%, 12/15/28	10,000	8,850
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/29	10,000	8,450
Methanex Corp.
5.25%, 12/15/29	20,000	16,900
5.65%, 12/1/44	10,000	7,425
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	50,000	47,949
144A, 5.25%, 6/1/27	20,000	17,725
Olympus Water US Holding Corp.
144A, 4.25%, 10/1/28	10,000	8,223
144A, 6.25%, 10/1/29	10,000	7,650
Rain CII Carbon LLC / CII Carbon Corp., 144A, 7.25%, 4/1/25	10,000	9,363
Rayonier AM Products, Inc., 144A, 5.50%, 6/1/24	20,000	20,042
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/29	15,000	12,394
SCIL IV LLC / SCIL USA Holdings LLC, 144A, 5.375%, 11/1/26	15,000	12,525
SPCM SA, 144A, 3.125%, 3/15/27	10,000	8,950
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
144A, 5.375%, 9/1/25	15,000	12,975
144A, 5.125%, 4/1/29	10,000	7,177
Tronox, Inc., 144A, 4.625%, 3/15/29	25,000	20,844
Valvoline, Inc.
144A, 4.25%, 2/15/30	22,000	21,560
144A, 3.625%, 6/15/31	10,000	8,110
Venator Finance Sarl / Venator Materials LLC, 144A, 5.75%, 7/15/25	10,000	7,413
Vibrantz Technologies, Inc., 144A, 9.00%, 2/15/30	15,000	11,194
WR Grace Holdings LLC
144A, 5.625%, 10/1/24	20,000	19,850
144A, 4.875%, 6/15/27	15,000	13,913
144A, 5.625%, 8/15/29	10,000	7,950

(Cost $645,264)		580,660

Forest Products & Paper - 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 144A, 4.875%, 2/4/28	10,000	8,175
Clearwater Paper Corp., 144A, 4.75%, 8/15/28	10,000	9,008
Domtar Corp., 144A, 6.75%, 10/1/28	10,000	9,100
Glatfelter Corp., 144A, 4.75%, 11/15/29	10,000	6,200
Mercer International, Inc.,5.125%, 2/1/29	25,000	21,951
Sylvamo Corp., 144A, 7.00%, 9/1/29	10,000	9,500

(Cost $73,888)		63,934

Iron/Steel - 1.1%
ATI, Inc.,5.125%, 10/1/31	20,000	17,600
Big River Steel LLC / BRS Finance Corp., 144A, 6.625%, 1/31/29	37,000	36,907
Carpenter Technology Corp.,6.375%, 7/15/28	20,000	19,223
Cleveland-Cliffs, Inc.
5.875%, 6/1/27(a)	10,000	9,625
6.25%, 10/1/40	10,000	8,764
Commercial Metals Co.,4.375%, 3/15/32	23,000	19,634
Infrabuild Australia Pty Ltd., 144A, 12.00%, 10/1/24	7,000	6,641
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	21,000	21,236
144A, 8.00%, 11/1/27	45,000	45,338
United States Steel Corp.
6.875%, 3/1/29(a)	10,000	9,707
6.65%, 6/1/37	10,000	9,000

(Cost $215,093)		203,675

Mining - 1.5%
Arconic Corp., 144A, 6.125%, 2/15/28	18,000	16,920
Coeur Mining, Inc., 144A, 5.125%, 2/15/29	10,000	7,400
Compass Minerals International, Inc., 144A, 6.75%, 12/1/27	10,000	9,572
Constellium SE
144A, 5.625%, 6/15/28	10,000	9,100
144A, 3.75%, 4/15/29	15,000	12,489

Eldorado Gold Corp., 144A, 6.25%, 9/1/29	10,000	8,053
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24(a)	89,000	88,359
144A, 4.375%, 4/1/31	23,000	18,819
144A, 6.125%, 4/15/32	36,000	33,280
Hudbay Minerals, Inc., 144A, 6.125%, 4/1/29	20,000	17,600
JW Aluminum Continuous Cast Co., 144A, 10.25%, 6/1/26	15,000	15,488
Kaiser Aluminum Corp., 144A, 4.50%, 6/1/31	15,000	11,850
Novelis Corp.
144A, 4.75%, 1/30/30	30,000	26,550
144A, 3.875%, 8/15/31	20,000	16,262

(Cost $317,453)		291,742

Communications - 17.1%
Advertising - 0.9%
Advantage Sales & Marketing, Inc., 144A, 6.50%, 11/15/28	20,000	17,300
Clear Channel Outdoor Holdings, Inc.
144A, 7.75%, 4/15/28	32,000	26,086
144A, 7.50%, 6/1/29	21,000	16,936
CMG Media Corp., 144A, 8.875%, 12/15/27	20,000	17,635
Lamar Media Corp.
3.75%, 2/15/28	10,000	9,000
3.625%, 1/15/31	25,000	21,031
National CineMedia LLC, 144A, 5.875%, 4/15/28	10,000	7,102
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 5.00%, 8/15/27	36,000	33,129
Stagwell Global LLC, 144A, 5.625%, 8/15/29	20,000	17,300

(Cost $192,238)		165,519

Internet - 1.3%
ANGI Group LLC, 144A, 3.875%, 8/15/28	10,000	7,625
Arches Buyer, Inc.
144A, 4.25%, 6/1/28	15,000	12,150
144A, 6.125%, 12/1/28(a)	15,000	11,808
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/28	10,000	8,250
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	15,000	13,569
Endurance International Group Holdings, Inc., 144A, 6.00%, 2/15/29	10,000	7,487
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	10,000	9,412
144A, 3.50%, 3/1/29	20,000	16,967
ION Trading Technologies SARL, 144A, 5.75%, 5/15/28	10,000	8,600
Match Group Holdings II LLC, 144A, 4.625%, 6/1/28	20,000	18,150
Millennium Escrow Corp., 144A, 6.625%, 8/1/26	10,000	8,231
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144A, 4.75%, 4/30/27	10,000	8,750
NortonLifeLock, Inc., 144A, 5.00%, 4/15/25	28,000	27,776
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	22,000	16,830
Rakuten Group, Inc.
144A, 5.125%, Perpetual(b)	26,000	21,120
144A, 6.25%, Perpetual(b)	15,000	12,102
Uber Technologies, Inc., 144A, 6.25%, 1/15/28(a)	40,000	38,825

(Cost $274,190)		247,652

Media - 7.6%
AMC Networks, Inc.
4.75%, 8/1/25	13,000	12,204
4.25%, 2/15/29	10,000	8,181
Audacy Capital Corp., 144A, 6.75%, 3/31/29	10,000	3,277
Cable One, Inc., 144A, 4.00%, 11/15/30	10,000	8,333
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.125%, 5/1/27	91,000	86,609
144A, 5.00%, 2/1/28	10,000	9,195
144A, 6.375%, 9/1/29	10,000	9,692
144A, 4.75%, 3/1/30	27,000	23,247
144A, 4.25%, 2/1/31	91,000	74,479
4.50%, 5/1/32	46,000	37,558
144A, 4.25%, 1/15/34	82,000	62,637
CSC Holdings LLC
5.25%, 6/1/24	30,000	29,362
144A, 5.50%, 4/15/27	23,000	21,879
144A, 5.375%, 2/1/28	18,000	16,307
144A, 6.50%, 2/1/29	20,000	18,452
144A, 4.625%, 12/1/30	32,000	23,040
144A, 4.50%, 11/15/31	20,000	16,100
144A, 5.00%, 11/15/31	63,000	46,069
Cumulus Media New Holdings, Inc., 144A, 6.75%, 7/1/26(a)	10,000	9,087
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	40,000	7,700
144A, 6.625%, 8/15/27	25,000	2,312
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	55,000	50,600
DISH DBS Corp.
5.875%, 11/15/24	55,000	50,600
7.75%, 7/1/26	70,000	55,889

144A, 5.25%, 12/1/26	46,000	38,151
144A, 5.75%, 12/1/28	18,000	13,995
GCI LLC, 144A, 4.75%, 10/15/28	13,000	11,651
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	25,000	21,199
Gray Television, Inc., 144A, 7.00%, 5/15/27	40,000	39,579
iHeartCommunications, Inc., 144A, 4.75%, 1/15/28	46,000	39,706
LCPR Senior Secured Financing DAC, 144A, 5.125%, 7/15/29	21,000	18,081
Liberty Interactive LLC, 8.25%, 2/1/30(a)	10,000	7,750
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	10,000	8,912
144A, 8.00%, 8/1/29	10,000	8,746
News Corp., 144A, 3.875%, 5/15/29	35,000	30,888
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	46,000	43,942
Paramount Global,6.375%, 3/30/62	25,000	23,200
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 6.50%, 9/15/28	23,000	17,181
Scripps Escrow II, Inc., 144A, 5.375%, 1/15/31(a)	20,000	16,650
Sinclair Television Group, Inc., 144A, 5.50%, 3/1/30	20,000	16,000
Sirius XM Radio, Inc.
144A, 3.125%, 9/1/26	46,000	41,113
144A, 5.00%, 8/1/27	18,000	17,035
144A, 4.00%, 7/15/28	27,000	23,574
144A, 5.50%, 7/1/29	17,000	15,934
144A, 4.125%, 7/1/30	10,000	8,497
144A, 3.875%, 9/1/31	18,000	14,625
TEGNA, Inc.
4.625%, 3/15/28	18,000	17,336
5.00%, 9/15/29	23,000	22,151
Univision Communications, Inc.
144A, 6.625%, 6/1/27	46,000	44,620
144A, 4.50%, 5/1/29	18,000	15,836
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	10,000	8,750
UPC Holding BV, 144A, 5.50%, 1/15/28	41,000	35,217
Urban One, Inc., 144A, 7.375%, 2/1/28	10,000	9,000
Videotron Ltd.
144A, 5.375%, 6/15/24	10,000	9,936
144A, 5.125%, 4/15/27	10,000	9,425
144A, 3.625%, 6/15/29	10,000	8,380
Virgin Media Secured Finance PLC, 144A, 5.50%, 5/15/29	46,000	41,044
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.00%, 7/15/28	5,000	4,281
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	32,000	26,400
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	10,000	9,035
Ziggo BV, 144A, 4.875%, 1/15/30	36,000	30,478

(Cost $1,656,560)		1,451,107

Telecommunications - 7.3%
Altice France Holding SA
144A, 10.50%, 5/15/27	25,000	21,750
144A, 6.00%, 2/15/28	35,000	23,844
Altice France SA
144A, 8.125%, 2/1/27	30,000	28,612
144A, 5.50%, 1/15/28	56,000	46,574
144A, 5.125%, 7/15/29	10,000	7,622
Avaya, Inc., 144A, 6.125%, 9/15/28	20,000	11,100
British Telecommunications PLC, 144A, 4.875%, 11/23/81	20,000	17,076
CommScope Technologies LLC
144A, 6.00%, 6/15/25	35,000	31,981
144A, 5.00%, 3/15/27	15,000	11,889
CommScope, Inc.
144A, 6.00%, 3/1/26	25,000	23,750
144A, 8.25%, 3/1/27	10,000	8,650
144A, 7.125%, 7/1/28	22,000	18,205
144A, 4.75%, 9/1/29	45,000	38,452
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	46,000	42,320
Consolidated Communications, Inc., 144A, 6.50%, 10/1/28	15,000	12,300
Embarq Corp.,7.995%, 6/1/36	30,000	23,001
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	15,000	14,085
144A, 6.75%, 5/1/29	25,000	21,625
144A, 6.00%, 1/15/30	15,000	12,412
GoTo Group, Inc., 144A, 5.50%, 9/1/27	15,000	11,081
Hughes Satellite Systems Corp.,5.25%, 8/1/26	18,000	17,257
Iliad Holding SASU
144A, 6.50%, 10/15/26	18,000	16,494
144A, 7.00%, 10/15/28	18,000	16,341
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	55,000	49,994
Intrado Corp., 144A, 8.50%, 10/15/25	10,000	8,595
Level 3 Financing, Inc.
144A, 4.25%, 7/1/28	25,000	20,906
144A, 3.75%, 7/15/29	15,000	12,098
Ligado Networks LLC
144A, 15.50%, 11/1/23 PIK	41,839	21,555
144A, 17.50%, 5/1/24 PIK	15,739	4,879
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	80,000	81,115
144A, 4.00%, 2/15/27	25,000	21,808
144A, 5.375%, 6/15/29	20,000	15,718
Series P, 7.60%, 9/15/39	10,000	7,918
Series U, 7.65%, 3/15/42	10,000	7,806
Nokia OYJ,6.625%, 5/15/39	15,000	15,199
Plantronics, Inc., 144A, 4.75%, 3/1/29	26,000	26,065

SoftBank Group Corp., REGS, 3.125%, 1/6/25	200,000	183,000
Sprint Capital Corp.
6.875%, 11/15/28	32,000	33,990
8.75%, 3/15/32	27,000	32,525
Sprint Corp.
7.125%, 6/15/24	18,000	18,616
7.625%, 2/15/25	27,000	28,264
7.625%, 3/1/26	46,000	48,838
Switch Ltd.
144A, 3.75%, 9/15/28	25,000	25,000
144A, 4.125%, 6/15/29	30,000	30,037
Telecom Italia Capital SA
6.375%, 11/15/33	18,000	15,120
7.20%, 7/18/36	27,000	23,075
7.721%, 6/4/38	10,000	8,633
Telesat Canada / Telesat LLC, 144A, 6.50%, 10/15/27	14,000	5,905
United States Cellular Corp.,6.70%, 12/15/33	10,000	9,763
Viasat, Inc., 144A, 5.625%, 9/15/25	27,000	24,030
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	25,000	20,331
144A, 4.75%, 7/15/31	20,000	16,513
Vodafone Group PLC
7.00%, 4/4/79	40,000	41,600
5.125%, 6/4/81	25,000	18,844
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	30,000	26,348
Zayo Group Holdings, Inc., 144A, 6.125%, 3/1/28	25,000	19,221

(Cost $1,588,974)		1,399,730

Consumer, Cyclical - 19.6%
Airlines - 1.5%
Air Canada, 144A, 3.875%, 8/15/26	30,000	26,867
American Airlines Inc/AAdvantage Loyalty IP Ltd.
144A, 5.50%, 4/20/26	55,000	52,465
144A, 5.75%, 4/20/29	42,000	38,020
American Airlines, Inc., 144A, 11.75%, 7/15/25	36,000	39,827
Delta Air Lines, Inc.,7.375%, 1/15/26	55,000	56,650
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	20,000	18,289
United Airlines Holdings, Inc.,4.875%, 1/15/25(a)	50,000	47,754

(Cost $287,350)		279,872

Apparel - 0.3%
Crocs, Inc., 144A, 4.125%, 8/15/31	15,000	11,813
Hanesbrands, Inc., 144A, 4.625%, 5/15/24	42,000	40,535
Wolverine World Wide, Inc., 144A, 4.00%, 8/15/29	10,000	8,175

(Cost $62,908)		60,523

Auto Manufacturers - 2.4%
Allison Transmission, Inc.
144A, 5.875%, 6/1/29	15,000	14,223
144A, 3.75%, 1/30/31	20,000	16,184
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	30,000	30,112
Ford Motor Co.
4.346%, 12/8/26(a)	22,000	21,156
6.625%, 10/1/28	22,000	22,604
9.625%, 4/22/30	25,000	29,437
7.45%, 7/16/31	66,000	70,062
4.75%, 1/15/43	10,000	7,530
5.291%, 12/8/46	15,000	12,100
Ford Motor Credit Co. LLC
5.125%, 6/16/25	180,000	176,094
4.95%, 5/28/27	31,000	29,186
Mclaren Finance PLC, 144A, 7.50%, 8/1/26	22,000	18,865
PM General Purchaser LLC, 144A, 9.50%, 10/1/28	10,000	8,863
Wabash National Corp., 144A, 4.50%, 10/15/28	10,000	8,522

(Cost $489,100)		464,938

Auto Parts & Equipment - 1.5%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	20,000	18,475
American Axle & Manufacturing, Inc.,6.50%, 4/1/27(a)	30,000	28,200
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	60,000	59,100
Cooper-Standard Automotive, Inc., 144A, 5.625%, 11/15/26	10,000	5,012
Dana, Inc.
5.375%, 11/15/27	25,000	22,361
4.25%, 9/1/30	10,000	8,264
Dealer Tire LLC / DT Issuer LLC, 144A, 8.00%, 2/1/28	10,000	9,150
Dornoch Debt Merger Sub, Inc., 144A, 6.625%, 10/15/29	13,000	10,120
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	10,000	9,675
5.25%, 4/30/31(a)	20,000	17,350
5.625%, 4/30/33(a)	16,000	13,920
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/29	12,000	9,855
Tenneco, Inc.
5.00%, 7/15/26	13,000	12,434
144A, 5.125%, 4/15/29	28,000	27,475
Titan International, Inc.,7.00%, 4/30/28	10,000	9,603
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	30,000	28,013

(Cost $312,665)		289,007

Distribution/Wholesale - 0.7%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	45,000	40,950
BCPE Empire Holdings, Inc., 144A, 7.625%, 5/1/27	14,000	12,664
G-III Apparel Group Ltd., 144A, 7.875%, 8/15/25	10,000	9,917
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	23,000	19,469
IAA, Inc., 144A, 5.50%, 6/15/27	10,000	9,450
KAR Auction Services, Inc., 144A, 5.125%, 6/1/25	5,000	4,962
Univar Solutions USA Inc., 144A, 5.125%, 12/1/27	20,000	18,775
Wesco Aircraft Holdings, Inc., 144A, 9.00%, 11/15/26(a)	18,000	11,228

(Cost $140,432)		127,415

Entertainment - 2.9%
Affinity Gaming, 144A, 6.875%, 12/15/27	12,000	10,500
Allen Media LLC / Allen Media Co.-Issuer, Inc., 144A, 10.50%, 2/15/28	10,000	5,150
AMC Entertainment Holdings, Inc., 144A, 7.50%, 2/15/29	15,000	13,050
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	50,000	48,947
144A, 8.125%, 7/1/27	50,000	49,250
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	50,000	49,375
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	25,000	23,122
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,5.375%, 4/15/27	25,000	23,657
Churchill Downs, Inc., 144A, 4.75%, 1/15/28	10,000	9,128
Cinemark USA, Inc., 144A, 5.25%, 7/15/28	20,000	16,350
International Game Technology PLC
144A, 6.50%, 2/15/25	65,000	64,837
144A, 6.25%, 1/15/27	20,000	19,635
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	20,000	15,905
Merlin Entertainments Ltd., 144A, 5.75%, 6/15/26	19,000	18,097
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A, 4.875%, 5/1/29	18,000	15,890
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	15,000	13,219
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144A, 8.50%, 11/15/27	10,000	10,738
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	22,000	20,185
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	10,000	7,414
144A, 5.875%, 9/1/31	10,000	7,006
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	20,000	16,251
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 144A, 6.625%, 3/1/30	15,000	13,463
Scientific Games International, Inc., 144A, 7.25%, 11/15/29	22,000	21,698
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	15,000	14,456
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A, 4.875%, 11/1/27	15,000	13,425
WMG Acquisition Corp., 144A, 3.00%, 2/15/31	25,000	19,969
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 5.125%, 10/1/29	12,000	10,091

(Cost $603,655)		550,808

Food Service - 0.4%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	49,000	47,941
144A, 5.00%, 2/1/28	16,000	14,805
TKC Holdings, Inc., 144A, 10.50%, 5/15/29	15,000	12,056

(Cost $81,331)		74,802

Home Builders - 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	15,000	11,700
Beazer Homes USA, Inc.,5.875%, 10/15/27	10,000	8,350
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 4.875%, 2/15/30	22,000	17,160
Century Communities, Inc.
6.75%, 6/1/27	10,000	9,825
144A, 3.875%, 8/15/29	10,000	8,054
Empire Communities Corp., 144A, 7.00%, 12/15/25	15,000	13,087
K Hovnanian Enterprises, Inc., 144A, 10.50%, 2/15/26	18,000	17,820
KB Home,4.00%, 6/15/31	22,000	17,391
M/I Homes, Inc.,4.95%, 2/1/28	22,000	19,360
Mattamy Group Corp., 144A, 5.25%, 12/15/27	10,000	8,900
Meritage Homes Corp.,6.00%, 6/1/25	20,000	20,050

Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/25	17,000	17,074
Shea Homes LP / Shea Homes Funding Corp., 144A, 4.75%, 2/15/28	10,000	8,300
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/28	45,000	41,400
Thor Industries, Inc., 144A, 4.00%, 10/15/29	10,000	8,063
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,5.875%, 6/15/24	20,000	19,900

(Cost $276,399)		246,434

Home Furnishings - 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $30,069)	30,000	23,025

Housewares - 0.4%
CD&R Smokey Buyer, Inc., 144A, 6.75%, 7/15/25	10,000	9,339
Newell Brands, Inc.
4.45%, 4/1/26	20,000	18,860
5.625%, 4/1/36	10,000	8,933
5.75%, 4/1/46	11,000	9,075
Scotts Miracle-Gro Co.,4.00%, 4/1/31	20,000	15,250
SWF Escrow Issuer Corp., 144A, 6.50%, 10/1/29(a)	10,000	7,336

(Cost $83,642)		68,793

Leisure Time - 1.5%
Life Time, Inc., 144A, 5.75%, 1/15/26	30,000	27,093
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/29	10,000	7,775
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	35,000	30,450
144A, 5.875%, 3/15/26	40,000	32,500
Royal Caribbean Cruises Ltd.
144A, 9.125%, 6/15/23	65,000	65,731
144A, 11.50%, 6/1/25	25,000	26,658
144A, 5.50%, 8/31/26(a)	15,000	12,029
144A, 11.625%, 8/15/27	20,000	19,681
144A, 5.50%, 4/1/28	45,000	34,200
Viking Cruises Ltd., 144A, 5.875%, 9/15/27	25,000	20,288
VOC Escrow Ltd., 144A, 5.00%, 2/15/28	20,000	16,950

(Cost $322,419)		293,355

Lodging - 1.9%
Boyd Gaming Corp., 144A, 4.75%, 6/15/31	10,000	8,750
Genting New York LLC / GENNY Capital, Inc., 144A, 3.30%, 2/15/26	11,000	9,754
Hilton Domestic Operating Co., Inc.
144A, 5.75%, 5/1/28	80,000	78,615
144A, 4.00%, 5/1/31	45,000	38,137
144A, 3.625%, 2/15/32	25,000	20,258
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A, 5.00%, 6/1/29	26,000	23,140
Las Vegas Sands Corp.,3.90%, 8/8/29	40,000	34,023
Marriott Ownership Resorts, Inc.,4.75%, 1/15/28	18,000	16,088
MGM Resorts International,4.75%, 10/15/28	25,000	22,053
Station Casinos LLC, 144A, 4.50%, 2/15/28	15,000	12,962
Travel + Leisure Co.,6.00%, 4/1/27	50,000	48,282
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/28	20,000	17,950
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.50%, 3/1/25	45,000	43,200

(Cost $393,400)		373,212

Office Furnishings - 0.1%
Steelcase, Inc.,5.125%, 1/18/29
(Cost $14,430)	15,000	14,053

Retail - 4.5%
1011778 BC ULC / New Red Finance, Inc.
144A, 3.875%, 1/15/28	24,000	21,376
144A, 3.50%, 2/15/29	25,000	21,562
144A, 4.00%, 10/15/30	42,000	34,151
99 Escrow Issuer, Inc., 144A, 7.50%, 1/15/26	10,000	6,895
Asbury Automotive Group, Inc., 144A, 4.625%, 11/15/29	30,000	25,875
At Home Group, Inc., 144A, 7.125%, 7/15/29	15,000	9,675
Bath & Body Works, Inc.
144A, 6.625%, 10/1/30	40,000	36,438
6.875%, 11/1/35	26,000	22,788
BCPE Ulysses Intermediate, Inc., 144A, 7.75%, 4/1/27, 7.75% Cash or 8.50% PIK, PIK	10,000	7,712
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/29	15,000	12,637
Bed Bath & Beyond, Inc.,5.165%, 8/1/44	7,000	1,610
Carvana Co.
144A, 5.875%, 10/1/28	5,000	3,112
144A, 4.875%, 9/1/29	20,000	11,525
144A, 10.25%, 5/1/30	30,000	23,906
eG Global Finance PLC, 144A, 6.75%, 2/7/25	15,000	14,247
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.875%, 4/1/29	25,000	20,750
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A, 4.625%, 1/15/29	15,000	13,125
144A, 6.75%, 1/15/30	28,000	22,917
FirstCash, Inc., 144A, 5.625%, 1/1/30	10,000	8,965
Gap, Inc.
144A, 3.625%, 10/1/29	10,000	7,015
144A, 3.875%, 10/1/31	10,000	6,962

GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A, 7.00%, 8/15/28	10,000	6,425
Group 1 Automotive, Inc., 144A, 4.00%, 8/15/28	10,000	8,594
IRB Holding Corp., 144A, 7.00%, 6/15/25	20,000	20,275
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	10,000	7,575
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	21,000	17,902
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	15,000	13,964
144A, 4.375%, 1/15/31	25,000	22,125
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 144A, 7.75%, 2/15/26	17,000	15,842
Macy’s Retail Holdings LLC
144A, 5.875%, 3/15/30	5,000	4,287
144A, 6.125%, 3/15/32	10,000	8,400
4.50%, 12/15/34	10,000	7,100
5.125%, 1/15/42	15,000	10,200
Michaels Cos., Inc., 144A, 7.875%, 5/1/29	35,000	23,450
Murphy Oil USA, Inc., 144A, 3.75%, 2/15/31	25,000	21,196
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	25,000	23,500
Nordstrom, Inc.,4.375%, 4/1/30(a)	40,000	31,022
Park River Holdings, Inc.
144A, 5.625%, 2/1/29	8,000	5,840
144A, 6.75%, 8/1/29	10,000	7,500
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	10,000	6,563
Penske Automotive Group, Inc.,3.50%, 9/1/25	10,000	9,416
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	25,000	22,563
QVC, Inc.
4.45%, 2/15/25	50,000	46,066
5.95%, 3/15/43	5,000	3,488
Sally Holdings LLC / Sally Capital, Inc.,5.625%, 12/1/25	11,000	10,643
Sizzling Platter LLC / Sizzling Platter Finance Corp., 144A, 8.50%, 11/28/25	10,000	9,025
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	10,000	8,504
144A, 4.875%, 11/15/31	10,000	8,355
Specialty Building Products Holdings LLC / SBP Finance Corp., 144A, 6.375%, 9/30/26	18,000	16,443
SRS Distribution, Inc., 144A, 6.00%, 12/1/29	25,000	20,423
Staples, Inc., 144A, 7.50%, 4/15/26	52,000	44,070
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	20,000	17,950
White Cap Buyer LLC, 144A, 6.875%, 10/15/28	13,000	11,505
Yum! Brands, Inc.
144A, 4.75%, 1/15/30	10,000	9,225
5.375%, 4/1/32	20,000	18,388
5.35%, 11/1/43	10,000	8,788

(Cost $979,754)		859,855

Toys/Games/Hobbies - 0.1%
Mattel, Inc.
144A, 3.375%, 4/1/26	10,000	9,106
144A, 5.875%, 12/15/27	5,000	4,975
5.45%, 11/1/41	10,000	9,350

(Cost $24,540)		23,431

Consumer, Non-cyclical - 14.0%
Agriculture - 0.1%
Darling Ingredients, Inc.
144A, 5.25%, 4/15/27	9,000	8,854
144A, 6.00%, 6/15/30	20,000	20,075

(Cost $29,957)		28,929

Beverages - 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29	15,000	12,937
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/29	10,000	8,302

(Cost $24,387)		21,239

Biotechnology - 0.1%
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/28	5,000	3,525
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28	20,000	17,006

(Cost $23,135)		20,531

Commercial Services - 4.7%
ADT Security Corp., 144A, 4.125%, 8/1/29	20,000	17,209
Adtalem Global Education, Inc., 144A, 5.50%, 3/1/28	10,000	9,593
Albion Financing 2SARL, 144A, 8.75%, 4/15/27	17,000	15,555
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	35,000	32,856
144A, 9.75%, 7/15/27	16,000	14,760
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	18,000	15,335
AMN Healthcare, Inc., 144A, 4.625%, 10/1/27	20,000	18,575
APi Group DE, Inc., 144A, 4.125%, 7/15/29	10,000	8,337
Aptim Corp., 144A, 7.75%, 6/15/25	10,000	7,100
APX Group, Inc., 144A, 5.75%, 7/15/29	18,000	14,872

ASGN, Inc., 144A, 4.625%, 5/15/28	10,000	8,925
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 4.75%, 4/1/28	10,000	8,762
144A, 5.375%, 3/1/29(a)	20,000	17,500
Block, Inc.,3.50%, 6/1/31(a)	26,000	21,456
Brink’s Co., 144A, 4.625%, 10/15/27	10,000	9,050
Cimpress PLC, 144A, 7.00%, 6/15/26	15,000	11,958
CoreLogic, Inc., 144A, 4.50%, 5/1/28	12,000	9,597
Deluxe Corp., 144A, 8.00%, 6/1/29	15,000	13,387
Garda World Security Corp.
144A, 4.625%, 2/15/27	10,000	8,810
144A, 6.00%, 6/1/29	12,000	9,420
Gartner, Inc.
144A, 4.50%, 7/1/28	35,000	32,434
144A, 3.75%, 10/1/30	25,000	21,562
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	30,000	28,650
Hertz Corp.
144A, 4.625%, 12/1/26	10,000	8,600
144A, 5.00%, 12/1/29	10,000	8,063
Metis Merger Sub LLC, 144A, 6.50%, 5/15/29	20,000	17,600
MPH Acquisition Holdings LLC
144A, 5.50%, 9/1/28	16,000	13,720
144A, 5.75%, 11/1/28(a)	15,000	11,948
NESCO Holdings II, Inc., 144A, 5.50%, 4/15/29	18,000	16,200
Nielsen Finance LLC / Nielsen Finance Co.
144A, 5.625%, 10/1/28	42,000	42,210
144A, 4.75%, 7/15/31	10,000	9,963
PECF USS Intermediate Holding III Corp., 144A, 8.00%, 11/15/29	12,000	10,095
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	60,000	59,606
144A, 5.75%, 4/15/26	30,000	28,950
144A, 3.375%, 8/31/27	20,000	17,313
144A, 6.25%, 1/15/28(a)	25,000	22,170
PROG Holdings, Inc., 144A, 6.00%, 11/15/29	10,000	8,325
RR Donnelley & Sons Co., 144A, 8.50%, 4/15/29	15,000	16,575
Sabre GLBL, Inc., 144A, 7.375%, 9/1/25	25,000	23,758
Service Corp. International
4.625%, 12/15/27	10,000	9,405
4.00%, 5/15/31	40,000	34,550
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25	11,000	8,745
TriNet Group, Inc., 144A, 3.50%, 3/1/29	10,000	8,604
United Rentals North America, Inc.
4.875%, 1/15/28	50,000	46,860
5.25%, 1/15/30	15,000	14,213
3.875%, 2/15/31	50,000	43,375
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	25,000	25,314
WASH Multifamily Acquisition, Inc., 144A, 5.75%, 4/15/26	24,000	23,138
WW International, Inc., 144A, 4.50%, 4/15/29	10,000	6,278
ZipRecruiter, Inc., 144A, 5.00%, 1/15/30	10,000	8,350

(Cost $981,328)		899,631

Cosmetics/Personal Care - 0.3%
Coty, Inc., 144A, 6.50%, 4/15/26	25,000	24,031
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	22,000	20,430
144A, 4.125%, 4/1/29	10,000	8,645

(Cost $56,203)		53,106

Food - 1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 4.625%, 1/15/27	46,000	42,262
144A, 5.875%, 2/15/28	13,000	12,419
144A, 3.50%, 3/15/29	18,000	14,882
B&G Foods, Inc.,5.25%, 4/1/25	10,000	8,950
Chobani LLC / Chobani Finance Corp., Inc.
144A, 7.50%, 4/15/25(a)	10,000	9,563
144A, 4.625%, 11/15/28	10,000	8,950
Ingles Markets, Inc., 144A, 4.00%, 6/15/31	10,000	8,863
Lamb Weston Holdings, Inc., 144A, 4.125%, 1/31/30	36,000	32,625
Performance Food Group, Inc.
144A, 5.50%, 10/15/27	30,000	28,350
144A, 4.25%, 8/1/29	15,000	12,881
Post Holdings, Inc.
144A, 5.625%, 1/15/28	46,000	43,930
144A, 5.50%, 12/15/29	13,000	11,945
144A, 4.625%, 4/15/30	15,000	13,064
144A, 4.50%, 9/15/31	18,000	15,337
Safeway, Inc.,7.25%, 2/1/31	10,000	9,830
Sigma Holdco BV, 144A, 7.875%, 5/15/26	12,000	8,760
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 144A, 4.625%, 3/1/29	10,000	8,875
TreeHouse Foods, Inc.,4.00%, 9/1/28	10,000	8,425
United Natural Foods, Inc., 144A, 6.75%, 10/15/28(a)	10,000	9,638
US Foods, Inc., 144A,4.75%, 2/15/29	39,000	34,934

(Cost $372,491)		344,483

Healthcare-Products - 1.1%
Avantor Funding, Inc., 144A,4.625%, 7/15/28	46,000	41,977
Hologic, Inc., 144A,3.25%, 2/15/29	30,000	25,669

Medline Borrower LP
144A, 3.875%, 4/1/29	93,000	79,050
144A, 5.25%, 10/1/29(a)	52,000	43,782
Teleflex, Inc.,4.625%, 11/15/27	25,000	23,654

(Cost $246,531)		214,132

Healthcare-Services - 3.9%
Acadia Healthcare Co., Inc., 144A, 5.00%, 4/15/29	20,000	18,701
Air Methods Corp., 144A, 8.00%, 5/15/25	10,000	5,536
Akumin, Inc., 144A, 7.00%, 11/1/25	16,000	13,671
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	35,000	33,121
144A, 3.50%, 4/1/30	20,000	16,575
Centene Corp.
2.45%, 7/15/28	91,000	77,009
3.00%, 10/15/30	19,000	15,975
2.50%, 3/1/31	32,000	25,600
Charles River Laboratories International, Inc., 144A, 4.00%, 3/15/31	20,000	17,318
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	23,000	21,735
144A, 5.625%, 3/15/27	46,000	39,382
144A, 6.875%, 4/1/28	20,000	10,850
144A, 6.00%, 1/15/29	16,000	12,981
144A, 6.875%, 4/15/29	36,000	22,500
144A, 6.125%, 4/1/30	10,000	6,325
144A, 5.25%, 5/15/30	15,000	11,475
DaVita, Inc.
144A, 4.625%, 6/1/30	20,000	16,150
144A, 3.75%, 2/15/31	20,000	14,776
Encompass Health Corp.
4.50%, 2/1/28	17,000	15,002
4.75%, 2/1/30	10,000	8,616
4.625%, 4/1/31	10,000	8,437
Global Medical Response, Inc., 144A, 6.50%, 10/1/25	10,000	9,000
IQVIA, Inc., 144A, 5.00%, 5/15/27	40,000	38,800
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	10,000	9,900
144A, 4.375%, 2/15/27	10,000	8,760
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	20,000	15,200
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	20,000	18,550
144A, 3.875%, 11/15/30	10,000	8,705
144A, 3.875%, 5/15/32	10,000	8,656
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	10,000	7,700
Select Medical Corp., 144A, 6.25%, 8/15/26	15,000	14,483
Surgery Center Holdings, Inc., 144A, 6.75%, 7/1/25	20,000	19,300
Syneos Health, Inc., 144A, 3.625%, 1/15/29	15,000	12,931
Tenet Healthcare Corp.
4.625%, 7/15/24	10,000	9,805
144A, 4.875%, 1/1/26	25,000	23,875
144A, 6.125%, 10/1/28	30,000	27,675
144A, 4.25%, 6/1/29	15,000	13,037
144A, 4.375%, 1/15/30	40,000	35,200
144A, 6.125%, 6/15/30	15,000	14,400
6.875%, 11/15/31	25,000	24,081
US Acute Care Solutions LLC, 144A, 6.375%, 3/1/26	15,000	13,538
US Renal Care, Inc., 144A, 10.625%, 7/15/27	10,000	5,000

(Cost $857,906)		750,331

Household Products/Wares - 0.3%
ACCO Brands Corp., 144A, 4.25%, 3/15/29	10,000	8,370
Central Garden & Pet Co.,4.125%, 10/15/30	10,000	8,375
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 5.00%, 12/31/26	25,000	22,719
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	20,000	15,548

(Cost $60,140)		55,012

Pharmaceuticals - 1.6%
AdaptHealth LLC, 144A, 5.125%, 3/1/30	20,000	17,225
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	25,000	15,250
144A, 8.50%, 1/31/27	16,000	7,840
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	16,000	13,360
144A, 6.125%, 2/1/27	10,000	7,562
144A, 5.00%, 1/30/28	15,000	5,962
144A, 4.875%, 6/1/28	20,000	14,025
144A, 5.00%, 2/15/29	10,000	4,075
144A, 6.25%, 2/15/29	15,000	5,850
144A, 7.25%, 5/30/29	10,000	4,050
144A, 5.25%, 1/30/30	13,000	5,070
144A, 5.25%, 2/15/31	10,000	3,975
BellRing Brands, Inc., 144A, 7.00%, 3/15/30	10,000	9,574
Elanco Animal Health, Inc.,6.40%, 8/28/28	10,000	9,375
Embecta Corp., 144A, 5.00%, 2/15/30	10,000	8,800
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	12,000	11,640
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	12,000	9,375
Jazz Securities DAC, 144A, 4.375%, 1/15/29	15,000	13,552

Lannett Co., Inc., 144A, 7.75%, 4/15/26	7,000	2,299
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
144A, 11.50%, 12/15/28	15,000	13,594
144A, 10.00%, 6/15/29	10,000	5,200
Option Care Health, Inc., 144A, 4.375%, 10/31/29	10,000	8,825
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	15,000	13,533
144A, 5.125%, 4/30/31	59,000	51,773
Owens & Minor, Inc., 144A, 4.50%, 3/31/29	10,000	8,575
P&L Development LLC / PLD Finance Corp., 144A, 7.75%, 11/15/25	3,000	2,145
Perrigo Finance Unlimited Co.,4.40%, 6/15/30	20,000	17,400
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	10,000	9,249

(Cost $392,995)		299,153

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena International SA, 144A, 6.125%, 2/1/25
(Cost $14,995)	15,000	14,473

Energy - 13.8%
Coal - 0.0%
SunCoke Energy, Inc., 144A, 4.875%, 6/30/29
(Cost $8,526)	10,000	8,325

Energy-Alternate Sources - 0.3%
Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	10,000	8,950
Sunnova Energy Corp., 144A, 5.875%, 9/1/26(a)	10,000	9,300
TerraForm Power Operating LLC
144A, 5.00%, 1/31/28	18,000	16,470
144A, 4.75%, 1/15/30	18,000	15,750

(Cost $56,208)		50,470

Oil & Gas - 6.7%
Aethon United BR LP / Aethon United Finance Corp., 144A, 8.25%, 2/15/26	28,000	28,062
Antero Resources Corp., 144A, 7.625%, 2/1/29	24,000	24,472
Apache Corp.,5.10%, 9/1/40	45,000	38,758
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	25,000	24,601
Callon Petroleum Co.
144A, 8.00%, 8/1/28	10,000	9,625
144A, 7.50%, 6/15/30	10,000	9,287
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	25,000	26,250
Chesapeake Energy Corp., 144A, 6.75%, 4/15/29	30,000	29,513
CNX Resources Corp., 144A, 7.25%, 3/14/27	20,000	19,925
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	15,000	14,025
Comstock Resources, Inc., 144A, 6.75%, 3/1/29	45,000	43,087
Crescent Energy Finance LLC, 144A, 7.25%, 5/1/26	15,000	14,425
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	35,000	34,639
CVR Energy, Inc., 144A, 5.25%, 2/15/25	30,000	28,393
Earthstone Energy Holdings LLC, 144A, 8.00%, 4/15/27	10,000	9,769
Encino Acquisition Partners Holdings LLC, 144A, 8.50%, 5/1/28	15,000	14,419
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	20,000	19,800
Ensign Drilling, Inc., 144A, 9.25%, 4/15/24	10,000	9,212
Gulfport Energy Corp.,8.00%, 5/17/26	20,000	20,190
Hilcorp Energy I LP / Hilcorp Finance Co.
144A, 5.75%, 2/1/29	20,000	18,500
144A, 6.25%, 4/15/32	15,000	13,650
Ithaca Energy North Sea PLC, 144A, 9.00%, 7/15/26	10,000	9,750
Laredo Petroleum, Inc.,9.50%, 1/15/25	40,000	40,204
Matador Resources Co.,5.875%, 9/15/26	30,000	29,437
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	20,000	18,250
Murphy Oil Corp.
5.75%, 8/15/25	50,000	49,673
6.125%, 12/1/42	13,000	10,412
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	35,000	32,060
Nabors Industries, Inc., 144A, 7.375%, 5/15/27	20,000	19,400
Neptune Energy Bondco PLC, 144A, 6.625%, 5/15/25	27,000	26,277
Northern Oil and Gas, Inc., 144A, 8.125%, 3/1/28	10,000	9,650
Occidental Petroleum Corp.
6.625%, 9/1/30	40,000	42,844
6.45%, 9/15/36	40,000	42,850
4.10%, 2/15/47	40,000	34,000
Parkland Corp.
144A, 5.875%, 7/15/27	10,000	9,693
144A, 4.625%, 5/1/30	25,000	21,500
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	10,000	8,466
5.15%, 11/15/29	10,000	8,919

PBF Holding Co. LLC / PBF Finance Corp.,6.00%, 2/15/28	20,000	18,013
Precision Drilling Corp., 144A, 7.125%, 1/15/26	20,000	19,250
Range Resources Corp.,4.875%, 5/15/25	50,000	48,750
Rockcliff Energy II LLC, 144A, 5.50%, 10/15/29	10,000	9,300
SM Energy Co.,6.50%, 7/15/28	20,000	19,360
Southwestern Energy Co.
5.70%, 1/23/25	16,000	16,039
5.375%, 2/1/29	24,000	22,770
5.375%, 3/15/30	30,000	28,201
4.75%, 2/1/32	28,000	25,098
Strathcona Resources Ltd., 144A, 6.875%, 8/1/26	10,000	8,888
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	30,000	29,471
4.50%, 5/15/29	24,000	20,774
Transocean Guardian Ltd., 144A, 5.875%, 1/15/24	54,279	51,973
Transocean, Inc.
144A, 7.50%, 1/15/26	25,000	19,794
144A, 11.50%, 1/30/27	15,000	14,497
144A, 8.00%, 2/1/27	10,000	7,500
6.80%, 3/15/38	15,000	8,288
Vermilion Energy, Inc., 144A, 6.875%, 5/1/30	10,000	9,763
Viper Energy Partners LP, 144A, 5.375%, 11/1/27	25,000	24,063
W&T Offshore, Inc., 144A, 9.75%, 11/1/23	20,000	19,816

(Cost $1,284,741)		1,285,595

Oil & Gas Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.25%, 4/1/28	20,000	18,500
Bristow Group, Inc., 144A, 6.875%, 3/1/28	15,000	13,959
CGG SA, 144A, 8.75%, 4/1/27(a)	13,000	11,619
CSI Compressco LP / CSI Compressco Finance, Inc., 144A, 7.50%, 4/1/25	10,000	9,152
Exterran Energy Solutions LP / EES Finance Corp.,8.125%, 5/1/25	10,000	9,812
Oceaneering International, Inc.,4.65%, 11/15/24	19,000	17,959
Transocean Phoenix 2 Ltd., 144A, 7.75%, 10/15/24	11,250	11,166
Transocean Proteus Ltd., 144A, 6.25%, 12/1/24	11,250	10,997
USA Compression Partners LP / USA Compression Finance Corp.,6.875%, 4/1/26	40,000	37,410
Weatherford International Ltd.
144A, 11.00%, 12/1/24	12,000	12,210
144A, 8.625%, 4/30/30	40,000	36,512
Welltec International ApS, 144A, 8.25%, 10/15/26	15,000	14,317

(Cost $213,796)		203,613

Pipelines - 5.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, 1/15/28	50,000	47,551
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A, 7.625%, 12/15/25	15,000	15,000
Buckeye Partners LP
4.125%, 12/1/27	35,000	31,654
144A, 4.50%, 3/1/28	25,000	22,202
Cheniere Energy Partners LP
4.50%, 10/1/29	20,000	18,469
4.00%, 3/1/31	55,000	48,338
Cheniere Energy, Inc.,4.625%, 10/15/28	40,000	38,742
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	20,000	17,728
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	60,000	57,930
144A, 6.00%, 2/1/29	15,000	13,931
DT Midstream, Inc., 144A, 4.375%, 6/15/31	30,000	25,687
EnLink Midstream LLC, 5.375%, 6/1/29	25,000	23,531
EnLink Midstream Partners LP
4.15%, 6/1/25	12,000	11,838
5.60%, 4/1/44	20,000	16,175
5.45%, 6/1/47	10,000	7,688
EQM Midstream Partners LP
144A, 6.50%, 7/1/27	40,000	38,785
5.50%, 7/15/28	25,000	22,939
144A, 4.50%, 1/15/29	15,000	13,162
144A, 4.75%, 1/15/31	25,000	21,746
6.50%, 7/15/48	10,000	8,564
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	20,000	19,050
7.75%, 2/1/28(a)	25,000	23,563
Global Partners LP / GLP Finance Corp.,7.00%, 8/1/27	15,000	14,194
Harvest Midstream I LP, 144A, 7.50%, 9/1/28	15,000	14,400
Hess Midstream Operations LP, 144A, 5.625%, 2/15/26	50,000	48,875
Holly Energy Partners LP / Holly Energy Finance Corp., 144A, 5.00%, 2/1/28	25,000	23,203
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/27	10,000	9,163
ITT Holdings LLC, 144A, 6.50%, 8/1/29	20,000	17,030
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	10,000	9,700
144A, 6.50%, 9/30/26	25,000	23,750

NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	40,000	36,252
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23(a)	20,000	19,000
7.50%, 4/15/26	14,000	10,920
NuStar Logistics LP,5.625%, 4/28/27	40,000	37,024
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	35,000	31,719
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 8.50%, 10/15/26	25,000	24,250
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 5.50%, 1/15/28	25,000	21,536
144A, 6.00%, 12/31/30	20,000	17,750
Venture Global Calcasieu Pass LLC
144A, 3.875%, 8/15/29	25,000	22,000
144A, 4.125%, 8/15/31	30,000	26,325
144A, 3.875%, 11/1/33	20,000	16,650
Western Midstream Operating LP
4.75%, 8/15/28	25,000	23,611
4.30%, 2/1/30	50,000	45,025
5.45%, 4/1/44	25,000	22,375
5.30%, 3/1/48	15,000	13,313
5.50%, 2/1/50	15,000	13,133

(Cost $1,151,827)		1,085,471

Financial - 10.3%
Banks - 0.9%
Deutsche Bank AG
4.50%, 4/1/25(c)	50,000	48,517
3.729%, 1/14/32(c)	30,000	22,218
3.742%, 1/7/33(c)	25,000	17,926
Freedom Mortgage Corp.
144A, 8.25%, 4/15/25	30,000	26,408
144A, 7.625%, 5/1/26	15,000	12,433
Intesa Sanpaolo SpA
144A, 4.198%, 6/1/32	18,000	13,181
144A, 4.95%, 6/1/42	14,000	9,209
Pacific Western Bank,3.25%, 5/1/31	10,000	8,978
Popular, Inc.,6.125%, 9/14/23	6,000	6,092

(Cost $187,695)		164,962

Diversified Financial Services - 3.5%
Advisor Group Holdings, Inc., 144A, 10.75%, 8/1/27	15,000	15,112
AerCap Holdings NV,5.875%, 10/10/79(a)	10,000	9,112
AG Issuer LLC, 144A, 6.25%, 3/1/28	10,000	9,350
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	10,000	9,987
Ally Financial, Inc.,5.75%, 11/20/25	30,000	30,366
Armor Holdco, Inc., 144A, 8.50%, 11/15/29	10,000	8,308
Castlelake Aviation Finance DAC, 144A, 5.00%, 4/15/27	14,000	12,040
Cobra AcquisitionCo LLC, 144A, 6.375%, 11/1/29	10,000	7,150
Coinbase Global, Inc.
144A, 3.375%, 10/1/28	15,000	10,070
144A, 3.625%, 10/1/31	5,000	3,083
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	10,000	6,211
Enact Holdings, Inc., 144A, 6.50%, 8/15/25	20,000	19,200
Global Aircraft Leasing Co. Ltd., 144A, 6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	36,965	30,034
Home Point Capital, Inc., 144A, 5.00%, 2/1/26	10,000	7,125
Jane Street Group / JSG Finance, Inc., 144A, 4.50%, 11/15/29	10,000	9,050
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	20,000	17,300
LD Holdings Group LLC
144A, 6.50%, 11/1/25	15,000	8,737
144A, 6.125%, 4/1/28	5,000	2,750
LPL Holdings, Inc., 144A, 4.00%, 3/15/29	25,000	22,469
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	20,000	17,200
144A, 5.625%, 1/15/30	12,000	9,216
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	20,000	17,914
144A, 5.50%, 8/15/28	31,000	26,290
Navient Corp., MTN, 5.625%, 8/1/33	25,000	18,875
NFP Corp.
144A, 4.875%, 8/15/28	14,000	12,460
144A, 6.875%, 8/15/28	45,000	37,125
OneMain Finance Corp.
6.875%, 3/15/25	120,000	117,125
7.125%, 3/15/26	10,000	9,340
5.375%, 11/15/29	20,000	16,630
PennyMac Financial Services, Inc.
144A, 4.25%, 2/15/29	5,000	3,947
144A, 5.75%, 9/15/31	15,000	12,233
PHH Mortgage Corp., 144A, 7.875%, 3/15/26	14,000	13,220
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	18,000	15,169
144A, 3.625%, 3/1/29	10,000	8,050
144A, 3.875%, 3/1/31	20,000	15,800
144A, 4.00%, 10/15/33	10,000	7,479
SLM Corp.,4.20%, 10/29/25	10,000	9,250
StoneX Group, Inc., 144A, 8.625%, 6/15/25	10,000	10,225

United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	10,000	8,875
144A, 5.75%, 6/15/27	10,000	8,388
144A, 5.50%, 4/15/29	15,000	11,700
VistaJet Malta Finance PLC / XO Management Holding, Inc.
144A, 7.875%, 5/1/27	16,000	14,840
144A, 6.375%, 2/1/30	20,000	17,300

(Cost $749,407)		676,105

Insurance - 1.5%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	32,000	30,249
144A, 4.25%, 2/15/29	16,000	13,680
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A, 5.875%, 11/1/29	10,000	8,550
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	37,000	33,762
AmWINS Group, Inc., 144A, 4.875%, 6/30/29	15,000	13,125
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	20,000	16,700
BroadStreet Partners, Inc., 144A, 5.875%, 4/15/29	14,000	11,690
Genworth Holdings, Inc.,4.908%, 11/15/36	15,000	7,950
Global Atlantic Fin Co., 144A, 4.70%, 10/15/51	15,000	12,544
HUB International Ltd., 144A, 7.00%, 5/1/26	46,000	45,195
Liberty Mutual Group, Inc.
144A, 7.80%, 3/15/37	10,000	11,675
144A, 4.125%, 12/15/51	10,000	8,369
144A, 4.30%, 2/1/61	10,000	6,919
MBIA, Inc.,5.70%, 12/1/34	10,000	8,887
MGIC Investment Corp.,5.25%, 8/15/28	30,000	28,050
Ohio National Financial Services, Inc., 144A, 6.05%, 1/24/30	12,000	11,464
USI, Inc., 144A, 6.875%, 5/1/25	30,000	29,175

(Cost $324,529)		297,984

Real Estate - 0.8%
Cushman & Wakefield US Borrower LLC, 144A, 6.75%, 5/15/28	20,000	19,825
Howard Hughes Corp.
144A, 5.375%, 8/1/28	32,000	28,640
144A, 4.375%, 2/1/31	10,000	8,070
Hunt Cos., Inc., 144A, 5.25%, 4/15/29	19,000	16,150
Kennedy-Wilson, Inc.
4.75%, 3/1/29	15,000	12,558
4.75%, 2/1/30	10,000	8,067
5.00%, 3/1/31	10,000	8,225
Newmark Group, Inc.,6.125%, 11/15/23	10,000	10,075
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 5.75%, 1/15/29	15,000	11,794
144A, 5.25%, 4/15/30	15,000	11,325
WeWork Cos. LLC / WW Co.-Obligor, Inc., 144A, 5.00%, 7/10/25	10,000	6,567
WeWork Cos., Inc., 144A, 7.875%, 5/1/25	12,000	9,049

(Cost $177,610)		150,345

Real Estate Investment Trusts - 3.1%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	10,000	8,112
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26	45,000	42,187
Diversified Healthcare Trust
9.75%, 6/15/25	16,000	15,889
4.375%, 3/1/31	15,000	10,312
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A, 3.75%, 12/15/27	10,000	8,575
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.75%, 9/15/30	20,000	16,100
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	75,000	69,214
144A, 5.25%, 7/15/30	25,000	22,250
144A, 4.50%, 2/15/31	25,000	20,870
144A, 5.625%, 7/15/32	30,000	26,421
iStar, Inc.,4.75%, 10/1/24	25,000	25,050
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	20,000	17,550
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	25,000	22,617
3.50%, 3/15/31	25,000	18,818
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	10,000	10,119
144A, 5.875%, 10/1/28	11,000	10,127
144A, 4.875%, 5/15/29	10,000	8,838
RHP Hotel Properties LP / RHP Finance Corp., 144A, 4.50%, 2/15/29	10,000	8,781
Rithm Capital Corp., 144A, 6.25%, 10/15/25	20,000	17,800
RLJ Lodging Trust LP
144A, 3.75%, 7/1/26	10,000	9,000
144A, 4.00%, 9/15/29	10,000	8,463
SBA Communications Corp.
3.875%, 2/15/27	25,000	23,031
3.125%, 2/1/29	25,000	20,641

Service Properties Trust
4.65%, 3/15/24	10,000	9,400
7.50%, 9/15/25	12,000	11,613
4.95%, 2/15/27	15,000	12,397
4.95%, 10/1/29	25,000	19,144
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	10,000	9,400
4.75%, 3/15/25	10,000	9,550
144A, 4.375%, 1/15/27	10,000	9,000
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	30,000	29,685
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 4.75%, 4/15/28	13,000	10,953
144A, 6.50%, 2/15/29	23,000	17,595
XHR LP, 144A, 4.875%, 6/1/29	10,000	8,913

(Cost $646,466)		588,415

Venture Capital - 0.5%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	18,000	15,660
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	35,000	33,657
5.25%, 5/15/27	45,000	41,054

(Cost $101,568)		90,371

Industrial - 11.2%
Aerospace/Defense - 2.1%
Bombardier, Inc.
144A, 7.50%, 3/15/25	10,000	9,831
144A, 7.125%, 6/15/26	20,000	19,095
144A, 7.875%, 4/15/27	45,000	43,110
144A, 7.45%, 5/1/34	10,000	9,450
Howmet Aerospace, Inc.
5.125%, 10/1/24	60,000	59,712
6.875%, 5/1/25	20,000	20,719
5.95%, 2/1/37	21,000	20,469
Spirit AeroSystems, Inc.
144A, 7.50%, 4/15/25	22,000	21,595
4.60%, 6/15/28	22,000	17,545
TransDigm, Inc.
144A, 8.00%, 12/15/25	40,000	41,168
144A, 6.25%, 3/15/26	27,000	26,500
6.375%, 6/15/26	25,000	24,219
7.50%, 3/15/27	50,000	48,791
4.875%, 5/1/29	35,000	30,122
Triumph Group, Inc., 144A, 6.25%, 9/15/24	25,000	22,969

(Cost $429,420)		415,295

Building Materials - 1.1%
Builders FirstSource, Inc.
144A, 5.00%, 3/1/30	25,000	22,281
144A, 4.25%, 2/1/32	15,000	12,048
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	10,000	6,875
CP Atlas Buyer, Inc., 144A, 7.00%, 12/1/28	10,000	8,263
Griffon Corp.,5.75%, 3/1/28	20,000	18,600
JELD-WEN, Inc., 144A, 4.875%, 12/15/27	15,000	11,700
Masonite International Corp., 144A, 3.50%, 2/15/30	20,000	16,150
New Enterprise Stone & Lime Co., Inc., 144A, 5.25%, 7/15/28	20,000	17,824
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 144A, 9.50%, 4/15/30	12,000	10,470
SRM Escrow Issuer LLC, 144A, 6.00%, 11/1/28	25,000	22,693
Standard Industries, Inc.
144A, 4.75%, 1/15/28	20,000	17,550
144A, 4.375%, 7/15/30	17,000	13,540
144A, 3.375%, 1/15/31	17,000	12,665
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	27,000	24,604
Victors Merger Corp., 144A, 6.375%, 5/15/29	10,000	6,760

(Cost $253,547)		222,023

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc., 144A, 4.375%, 3/31/29	25,000	20,373
EnerSys, 144A, 5.00%, 4/30/23	50,000	49,750
WESCO Distribution, Inc., 144A, 7.25%, 6/15/28	40,000	40,431

(Cost $115,701)		110,554

Electronics - 1.0%
Atkore, Inc., 144A, 4.25%, 6/1/31	10,000	8,566
II-VI, Inc., 144A, 5.00%, 12/15/29	20,000	17,813
Imola Merger Corp., 144A, 4.75%, 5/15/29	49,000	41,942
Sensata Technologies BV, 144A, 5.625%, 11/1/24	100,000	101,625
Sensata Technologies, Inc., 144A, 3.75%, 2/15/31	20,000	16,650

(Cost $203,100)		186,596

Engineering & Construction - 0.5%
AECOM,5.125%, 3/15/27	25,000	24,437
Artera Services LLC, 144A, 9.033%, 12/4/25	15,000	12,476
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	16,000	13,080
Cellnex Finance Co. SA, 144A, 3.875%, 7/7/41	12,000	8,280
Global Infrastructure Solutions, Inc., 144A, 7.50%, 4/15/32	10,000	8,400
Railworks Holdings LP / Railworks Rally, Inc., 144A, 8.25%, 11/15/28	10,000	9,287

TopBuild Corp., 144A, 4.125%, 2/15/32	10,000	8,250
Tutor Perini Corp., 144A, 6.875%, 5/1/25(a)	15,000	12,188

(Cost $111,434)		96,398

Environmental Control - 0.8%
Clean Harbors, Inc.
144A, 4.875%, 7/15/27	11,000	10,235
144A, 5.125%, 7/15/29	5,000	4,762
Covanta Holding Corp.,5.00%, 9/1/30	18,000	15,232
GFL Environmental, Inc.
144A, 3.75%, 8/1/25	45,000	42,469
144A, 4.00%, 8/1/28	18,000	15,394
144A, 3.50%, 9/1/28	10,000	8,725
144A, 4.75%, 6/15/29	22,000	19,289
Madison IAQ LLC, 144A, 5.875%, 6/30/29	30,000	24,788
Stericycle, Inc., 144A, 3.875%, 1/15/29	10,000	8,763

(Cost $170,672)		149,657

Machinery-Construction & Mining - 0.3%
Terex Corp., 144A, 5.00%, 5/15/29	18,000	16,155
Vertiv Group Corp., 144A, 4.125%, 11/15/28	20,000	17,400
Weir Group PLC, 144A, 2.20%, 5/13/26	25,000	21,854

(Cost $60,096)		55,409

Machinery-Diversified - 0.2%
Mueller Water Products, Inc., 144A, 4.00%, 6/15/29	10,000	9,047
SPX FLOW, Inc., 144A, 8.75%, 4/1/30	11,000	9,295
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A, 7.75%, 4/15/26	16,000	14,600

(Cost $34,016)		32,942

Metal Fabricate/Hardware - 0.1%
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/30	15,000	14,869
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/29	10,000	8,987

(Cost $23,936)		23,856

Miscellaneous Manufacturing - 0.4%
Amsted Industries, Inc., 144A, 5.625%, 7/1/27	10,000	9,747
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	10,000	8,325
144A, 12.25%, 11/15/26	10,000	8,387
Gates Global LLC / Gates Corp., 144A, 6.25%, 1/15/26	25,000	23,813
Hillenbrand, Inc.
5.75%, 6/15/25	15,000	15,075
3.75%, 3/1/31	10,000	8,500

(Cost $78,964)		73,847

Packaging & Containers - 3.4%
ARD Finance SA, 144A, 6.50%, 6/30/27, 6.50% Cash or 7.25% PIK, PIK	18,000	14,050
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 6.00%, 6/15/27	15,000	14,725
144A, 4.00%, 9/1/29	26,000	21,450
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 4.125%, 8/15/26	22,000	19,040
144A, 5.25%, 8/15/27(a)	35,000	25,550
144A, 5.25%, 8/15/27	26,000	19,077
Ball Corp.
5.25%, 7/1/25	20,000	20,000
4.875%, 3/15/26	16,000	15,532
2.875%, 8/15/30	30,000	24,412
3.125%, 9/15/31(a)	22,000	17,765
Berry Global, Inc., 144A, 5.625%, 7/15/27	25,000	24,537
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	8,000	7,245
Clydesdale Acquisition Holdings, Inc.
144A, 6.625%, 4/15/29	10,000	9,625
144A, 8.75%, 4/15/30	20,000	17,438
Crown Americas LLC / Crown Americas Capital Corp. V,4.25%, 9/30/26	30,000	28,198
Crown Americas LLC / Crown Americas Capital Corp. VI,4.75%, 2/1/26	20,000	19,275
Crown Cork & Seal Co., Inc.,7.375%, 12/15/26	10,000	10,450
Graham Packaging Co., Inc., 144A, 7.125%, 8/15/28	10,000	8,614
Graphic Packaging International LLC
4.125%, 8/15/24	46,000	44,850
144A, 3.50%, 3/1/29	10,000	8,642
144A, 3.75%, 2/1/30	10,000	8,650
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A, 6.00%, 9/15/28	10,000	8,650
LABL, Inc.
144A, 10.50%, 7/15/27	10,000	9,425
144A, 5.875%, 11/1/28	25,000	21,789
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/25	35,000	32,025
OI European Group BV, 144A, 4.75%, 2/15/30	10,000	8,147
Owens-Brockway Glass Container, Inc.
144A, 5.875%, 8/15/23	36,000	35,872
144A, 6.625%, 5/13/27(a)	13,000	12,058
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 144A, 4.375%, 10/15/28	15,000	13,275
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	20,000	17,513
Sealed Air Corp., 144A, 5.50%, 9/15/25	57,000	57,143

Trident TPI Holdings, Inc., 144A, 6.625%, 11/1/25	10,000	9,050
TriMas Corp., 144A, 4.125%, 4/15/29	10,000	8,880
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	40,000	38,500

(Cost $711,096)		651,452

Transportation - 0.4%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	10,000	9,201
Carriage Purchaser, Inc., 144A, 7.875%, 10/15/29	10,000	7,947
First Student Bidco, Inc. / First Transit Parent, Inc., 144A, 4.00%, 7/31/29	25,000	21,625
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 144A, 10.75%, 7/1/25	10,000	9,500
Watco Cos. LLC / Watco Finance Corp., 144A, 6.50%, 6/15/27	13,000	12,500
XPO Logistics, Inc., 144A, 6.25%, 5/1/25	11,000	11,185

(Cost $77,478)		71,958

Trucking & Leasing - 0.3%
AerCap Global Aviation Trust, 144A, 6.50%, 6/15/45	10,000	9,575
Fly Leasing Ltd., 144A, 7.00%, 10/15/24	10,000	5,525
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	23,000	21,505
144A, 5.50%, 5/1/28	18,000	15,458

(Cost $60,016)		52,063

Technology - 4.2%
Computers - 1.4%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/28	10,000	9,025
Booz Allen Hamilton, Inc., 144A, 3.875%, 9/1/28	35,000	31,150
Condor Merger Sub, Inc., 144A, 7.375%, 2/15/30	30,000	25,094
Crowdstrike Holdings, Inc.,3.00%, 2/15/29	15,000	13,350
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	20,000	16,625
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26	15,000	4,963
NCR Corp.
144A, 5.125%, 4/15/29	40,000	37,420
144A, 6.125%, 9/1/29	25,000	24,056
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	17,000	15,449
Seagate HDD Cayman
4.875%, 3/1/24	13,000	12,773
4.875%, 6/1/27	10,000	9,458
4.091%, 6/1/29	14,000	12,075
4.125%, 1/15/31	33,000	27,885
3.375%, 7/15/31	5,000	3,925
5.75%, 12/1/34	10,000	8,925
Vericast Corp., 144A, 11.00%, 9/15/26	10,000	10,025
Virtusa Corp., 144A, 7.125%, 12/15/28	10,000	7,925

(Cost $302,252)		270,123

Office/Business Equipment - 0.2%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	12,000	9,157
Xerox Corp.,6.75%, 12/15/39	16,000	13,660
Xerox Holdings Corp., 144A, 5.50%, 8/15/28	25,000	21,993

(Cost $53,706)		44,810

Semiconductors - 0.4%
Amkor Technology, Inc., 144A, 6.625%, 9/15/27	15,000	14,727
Entegris Escrow Corp., 144A, 5.95%, 6/15/30	20,000	19,028
Entegris, Inc.
144A, 4.375%, 4/15/28	10,000	8,855
144A, 3.625%, 5/1/29	10,000	8,472
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	15,000	13,497

(Cost $70,404)		64,579

Software - 2.2%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	12,000	10,536
Boxer Parent Co., Inc.
144A, 7.125%, 10/2/25	12,000	11,977
144A, 9.125%, 3/1/26	10,000	9,750
Camelot Finance SA, 144A, 4.50%, 11/1/26	15,000	14,025
Central Parent, Inc. / CDK Global, Inc., 144A, 7.25%, 6/15/29	10,000	9,575
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	23,000	22,842
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	34,000	28,224
Consensus Cloud Solutions, Inc., 144A, 6.50%, 10/15/28	16,000	14,360
Fair Isaac Corp., 144A, 4.00%, 6/15/28	20,000	17,700
Minerva Merger Sub, Inc., 144A, 6.50%, 2/15/30	50,000	42,576
MSCI, Inc.
144A, 4.00%, 11/15/29	10,000	8,926
144A, 3.875%, 2/15/31	20,000	17,250
144A, 3.625%, 11/1/31	15,000	12,787
144A, 3.25%, 8/15/33	20,000	15,932
Open Text Corp., 144A, 3.875%, 12/1/29	22,000	18,150
Open Text Holdings, Inc., 144A, 4.125%, 2/15/30	45,000	36,343
PTC, Inc., 144A, 3.625%, 2/15/25	25,000	23,625
Rackspace Technology Global, Inc., 144A, 5.375%, 12/1/28	20,000	11,475

ROBLOX Corp., 144A, 3.875%, 5/1/30	10,000	8,498
Rocket Software, Inc., 144A, 6.50%, 2/15/29	10,000	7,750
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	20,000	19,000
Twilio, Inc.,3.875%, 3/15/31	25,000	20,381
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	40,000	30,900
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	14,000	12,005

(Cost $498,539)		424,587

Utilities - 1.4%
Electric - 1.0%
Algonquin Power & Utilities Corp.,4.75%, 1/18/82	15,000	13,036
Calpine Corp.
144A, 5.25%, 6/1/26	21,000	20,449
144A, 5.125%, 3/15/28	25,000	22,500
144A, 4.625%, 2/1/29	20,000	17,200
144A, 5.00%, 2/1/31	5,000	4,200
144A, 3.75%, 3/1/31	17,000	14,178
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/28	50,000	47,000
NextEra Energy Operating Partners LP, 144A, 4.50%, 9/15/27	34,000	31,620
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A, 4.50%, 8/15/28	20,000	18,150
Pike Corp., 144A, 5.50%, 9/1/28	10,000	8,437

(Cost $214,473)		196,770

Gas - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	50,000	49,375
5.875%, 8/20/26	20,000	19,137

(Cost $71,117)		68,512

TOTAL CORPORATE BONDS (Cost $20,568,162)		18,667,649

	Number of Shares
SECURITIES LENDING COLLATERAL - 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e)
(Cost $254,150)	254,150	254,150

CASH EQUIVALENTS - 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.24%(d)
(Cost $329,092)	329,092	329,092

TOTAL INVESTMENTS - 100.6% (Cost $21,151,404)		$19,250,891
Other assets and liabilities, net - (0.6%)		(118,354)

NET ASSETS - 100.0%		$19,132,537

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

CORPORATE BONDS — 0.5%
Financial — 0.5%
Deutsche Bank AG, 4.500%, 4/01/25(c)
49,978	—	(219)	—	(1,242)	569	—	50,000	48,517
Deutsche Bank AG, 3.729%, 1/14/32(c)
25,278	100	—	—	(3,160)	281	—	30,000	22,218
Deutsche Bank AG, 3.742%, 1/07/33(c)
24,707	—	(3,815)	(847)	(2,119)	273	—	25,000	17,926
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.000%(d)(e)
302,229	—	(48,079)(f)	—	—	976	—	254,150	254,150
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.240%(d)
412,215	685,540	(768,663)	—	—	1,468	—	329,092	329,092

814,407	685,640	(820,776)	(847)	(6,521)	3,567	—	688,242	671,903

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $422,412, which is 2.2% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $191,018.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$18,667,649	$—	$18,667,649
Short-Term Investments(a)	583,242	—	—	583,242

TOTAL	$583,242	$18,667,649	$—	$19,250,891

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESHY-PH1

R-089711-1 (5/24) DBX005195 (5/24)